PREPAID EXPENSES AND ACCOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2025
PREPAID EXPENSES AND ACCOUNTS RECEIVABLE
Accounts receivable	$ 11,976	$ 11,976
Prepaid expenses	1,141,963	155,175
Prepaid expenses and accounts receivable	$ 1,153,939	$ 167,151